Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Schedule of Income before Income Tax Expenses

The Company had minimal operations in jurisdiction other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
PRC	100,129,993	173,729,290	247,420,740
Non PRC	(11,674,365)	(12,086,672)	(15,138,254)

Total	88,455,628	161,642,618	232,282,486

Schedule of Income Tax Expense

Income tax expense for the years ended December 31, 2010, 2011 and 2012 is summarized as follows:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
Current:
CIT tax expense	10,583,933	27,162,678	51,183,346
Land Appreciation Tax ("LAT") expense	16,154,567	25,582,339	25,390,667
Deferred tax expense/ (benefit)	10,594,874	5,892,472	(2,399,386)

Income tax expense	37,333,374	58,637,489	74,174,627

Schedule of Effective Income Tax Rate Reconciliation

The Group's income tax expense differs from the tax expense computed by applying the statutory CIT rate of 25% for the years ended December 31, 2010, 2011 and 2012, as follows:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
CIT at rate of 25%	22,113,907	40,410,655	58,070,622
Tax effect of non-deductible expenses	3,527,302	2,562,233	11,166,825
Tax effect of non-taxable income	(623,524)	-	-
Unrecognized tax benefit	-	-	(4,994,595)
LAT expense	16,154,567	25,582,339	25,390,667
CIT benefit of LAT	(4,038,642)	(6,395,585)	(6,347,667)
Changes in valuation allowance	19,154	(3,115,025)	(7,856,467)
International rate difference	252,290	(397,031)	(336,247)
Income tax on undistributed earnings of PRC subsidiaries	-	3,680,000	2,204,619
Adjustment of estimated income tax accruals	-	(3,988,507)	(3,038,183)
Others	(71,680)	298,410	(84,947)
Actual income tax expense	37,333,374	58,637,489	74,174,627

Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activity related to the Group's unrecognized tax benefits:

US$
Balance as of December 31, 2009	12,756,758
Movement in current year due to foreign exchange rate fluctuation	395,838
Balance as of December 31, 2010	13,152,596

Movement in current year due to foreign exchange rate fluctuation	671,730
Balance as of December 31, 2011	13,824,326

Movement in current year due to foreign exchange rate fluctuation	33,871
Movement in current year due to liquidation of the subsidiary	(5,015,958)
Balance as of December 31, 2012	8,842,239

Schedule of Deferred Tax Asset/Liability

The tax effects of temporary differences that give rise to the Group's net current deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Current deferred tax assets:
Tax loss to be carried forward	126,295	-
Accruals and provisions	15,923,774	24,974,850
Impairment on Suzhou International City Garden project*	20,564,064	-
Valuation allowance for deferred tax assets*	(7,870,785)	-

Total current deferred tax assets	28,743,348	24,974,850

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(44,809,072)	(37,310,499)
Real estate properties accelerated cost deduction	(1,321,242)	(1,084,920)
Taxable temporary differences arise during the acquisition of Jiantou Xinyuan	(1,077,761)	(145,968)
Income tax on undistributed earnings of PRC subsidiaries	(3,680,000)	-
Others	(30,631)	(45,532)

Total current deferred tax liabilities	(50,918,706)	(38,586,919)

Net current deferred tax liabilities	(22,175,358)	(13,612,069)

*As of December 31, 2012, the pre-sale ratio of Suzhou International City Garden project has achieved 99.1% and the project has been substantially completed and delivered. Therefore, the related deferred tax assets and corresponding valuation allowance was reversed as of December 31, 2012.

The tax effects of temporary differences that give rise to the Group's net long-term deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Long-term deferred tax assets:
Accruals and provisions	708,419	495,336
Others	598,511	1,103,381

Total long-term deferred tax assets	1,306,930	1,598,717

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	-	(5,884,619)

Total long-term deferred tax liabilities	-	(5,884,619)

Net long-term deferred tax assets	1,306,930	(4,285,902)